     UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: Name of Registrant: Address of Registrant:	811-21478 Vanguard CMT Funds P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: August 31

Date of reporting period: September 1, 2008 – August 31, 2009

Item 1: Reports to Shareholders

Vanguard® CMT Funds

August 31, 2009

Vanguard® Market Liquidity Fund

Vanguard® Municipal Cash Management Fund

			August 31, 2008- August 31, 2009

			Institutional	7-Day SEC
			Money Market	Yield[2] :
	Vanguard		Funds Average[1]	8/31/2009
Vanguard CMT Funds	Fund

Total Returns
Market Liquidity	1.04%		0.89%	0.26%
Municipal Cash Management	1.04	-	-	0.26

1Derived from data provided by Lipper Inc.

2The yield of a money market fund more closely reflects the current earnings of the fund than its total return.

FUND PROFILES

As of 8/31/2009

These Profiles provide a snapshot of each fund’s characteristics. Key terms are defined below.

MARKET LIQUIDITY FUND

Financial Attributes

7-Day SEC Yield	0.26%
Average Weighted Maturity	38	days
Average Quality[1]	Aaa
Expense Ratio[2]	0.005%

Sector Diversification (% of portfolio)
Finance
Certificates of Deposit	43.3%
Commercial Paper	13.2

Collateralized Repurchase Agreements	22.6
Treasury/Agency	19.6
Other Notes	0.9
Money Market Fund	0.4

Distribution by Credit Quality[1] (% of portfolio)
Aaa	46.3%
Aa	41.4
A	12.3

1Moody’s Investors Service.

2The expense ratio shown is from the prospectus dated December 15, 2008, and represents estimated costs for the current fiscal year based on the fund’s current net assets as of prospectus date. The expense ratio for the fiscal year ended August 31, 2009, was 0.005%

MUNICIPAL CASH MANAGEMENT FUND
Financial Attributes

7-Day SEC Yield	0.26%
Average Weighted Maturity	5	days
Average Quality[1]	MIG-1
Expense Ratio[2]	0.01%

Distribution by Credit Quality[3] (% of portfolio)
MIG-1/SP-1+	85.4%
A-1/P-1	14.6%

Largest State Concentrations[4]
Illinois	9.3%
Texas	8.6
New York	7.8
Florida	7.4
Ohio	6.9
Washington	4.5
Pennsylvania	4.5
Mississippi	3.4
Colorado	3.3
Michigan	3.1
Top Ten	58.8%

1Moody’s Investors Service.

2The expense ratio shown is from the prospectus dated December 15, 2008, and represents estimated costs for the current fiscal year based on the fund’s current net assets as of the prospectus date. The expense ratio for the fiscal year ended August 31, 2009, was 0.01%.

3Ratings: Moody’s Investor Service, Standard & Poor’s.

4Percentages of total net assets.

Performance Summary

Average Annual Total Returns for periods ended June 30, 2009

This table presents average annual total returns through the latest calendar quarter—rather than through the end of the fiscal period. Securities and Exchange Commission rules require that we provide this information.

CMT Funds	Inception Date	One Year	Since Inception

Market Liquidity	7/19/2004	1.39%	3.55%
Municipal Cash Management	7/19/2004	1.28	2.54

Market Liquidity Fund

Financial Statements

Statement of Net Assets

As of August 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
			Maturity	Amount	Value•
		Yield[1]	Date	($000)	($000)
U.S. Government and Agency Obligations (20.0%)
2	Federal Home Loan Bank	0.180%	9/9/09	333,111	333,098
2	Federal Home Loan Bank	0.180%	9/11/09	248,400	248,388
[2,3] Federal Home Loan Bank		0.601%	9/29/09	200,000	200,000
2	Federal Home Loan Bank	0.215%	10/21/09	250,000	249,925
2	Federal Home Loan Bank	0.155%	10/28/09	253,750	253,688
2	Federal Home Loan Bank	0.200%	11/6/09	28,750	28,739
[2,3] Federal Home Loan Bank		0.324%	11/13/09	237,170	237,086
2	Federal Home Loan Bank	0.190%	11/27/09	175,000	174,920
2	Federal Home Loan Mortgage Corp.	0.220%	10/5/09	154,650	154,618
[2,3] Federal Home Loan Mortgage Corp.		0.609%	10/7/09	350,000	350,027
2	Federal Home Loan Mortgage Corp.	0.170%	11/30/09	92,146	92,107
2	Federal National Mortgage Assn.	0.200%	11/2/09	98,100	98,066
[2,3] Federal National Mortgage Assn.		0.334%	11/13/09	510,000	509,913
	U.S. Treasury Bill	0.183%	10/22/09	250,000	249,935
	U.S. Treasury Bill	0.190%	10/29/09	500,000	499,847
	U.S. Treasury Bill	0.181%–0.295%	11/19/09	600,000	599,662
	U.S. Treasury Bill	0.300%	11/27/09	200,000	199,855
	U.S. Treasury Bill	0.346%	12/10/09	300,000	299,712
	U.S. Treasury Bill	0.290%	12/17/09	400,000	399,655
Total U.S. Government and Agency Obligations (Cost $5,179,241)					5,179,241
Commercial Paper (13.4%)
Finance - Auto (0.4%)
	Toyota Motor Credit Corp.	0.350%	10/5/09	54,000	53,982
	Toyota Motor Credit Corp.	0.350%	10/6/09	50,000	49,983
					103,965
Finance - Other (1.5%)
	General Electric Capital Corp.	0.210%	9/21/09	150,000	149,983
	General Electric Capital Corp.	0.350%	10/5/09	50,000	49,983
	General Electric Capital Corp.	0.260%	10/19/09	100,000	99,965
	General Electric Capital Corp.	0.250%	12/1/09	100,000	99,937
					399,868
Foreign Banks (7.9%)
4	Australia & New Zealand Banking Group, Ltd.	0.260%	11/10/09	48,000	47,976
	CBA (Delaware) Finance Inc.	0.300%	9/3/09	16,000	16,000
	CBA (Delaware) Finance Inc.	0.300%	9/8/09	50,000	49,997
	CBA (Delaware) Finance Inc.	0.350%	9/9/09	100,000	99,992

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
CBA (Delaware) Finance Inc.	0.350%	9/18/09	30,000	29,995
CBA (Delaware) Finance Inc.	0.280%	9/21/09	50,000	49,992
CBA (Delaware) Finance Inc.	0.280%	9/22/09	47,300	47,292
CBA (Delaware) Finance Inc.	0.345%	10/6/09	100,000	99,966
CBA (Delaware) Finance Inc.	0.290%	11/2/09	100,000	99,950
CBA (Delaware) Finance Inc.	0.300%	11/6/09	75,000	74,959
4 Danske Corp.	0.255%	9/3/09	100,000	99,999
4 Danske Corp.	0.350%	9/10/09	148,051	148,038
4 Danske Corp.	0.240%	9/16/09	10,095	10,094
4 Danske Corp.	0.240%	9/22/09	225,000	224,968
4 Danske Corp.	0.360%	10/1/09	75,000	74,978
4 Danske Corp.	0.270%	10/13/09	9,000	8,997
4 Danske Corp.	0.250%	10/21/09	40,000	39,986
4 Danske Corp.	0.310%	10/26/09	150,000	149,929
4 Danske Corp.	0.280%	11/9/09	75,000	74,960
4 Danske Corp.	0.250%	12/1/09	75,000	74,953
Santander Central Hispano Finance (Delaware),
Inc.	1.044%	9/8/09	34,000	33,993
Santander Central Hispano Finance (Delaware),
Inc.	0.651%	9/18/09	27,000	26,992
Societe Generale N.A. Inc.	0.290%	10/1/09	40,000	39,990
Societe Generale N.A. Inc.	0.320%	11/2/09	75,000	74,959
Svenska Handelsbanken, Inc.	0.310%	10/20/09	75,000	74,968
4 Westpac Banking Corp.	0.300%	11/2/09	150,000	149,923
4 Westpac Banking Corp.	0.290%	11/3/09	50,000	49,975
4 Westpac Banking Corp.	0.813%	11/4/09	52,000	51,925
4 Westpac Banking Corp.	0.280%	11/6/09	25,000	24,987
				2,050,733
Foreign Governments (1.0%)
Caisse D'Amortissement de la Dette Sociale	0.521%	9/21/09	17,000	16,995
Caisse D'Amortissement de la Dette Sociale	0.521%	9/22/09	39,000	38,988
Caisse D'Amortissement de la Dette Sociale	0.581%	10/1/09	59,500	59,471
4 Electricite de France	0.220%	9/25/09	62,000	61,991
4 Kreditanstalt Fuer Wiederaufbau	0.330%	9/9/09	75,000	74,995
				252,440
Foreign Industrial (0.4%)
4 Total Capital Canada, Ltd.	0.240%	11/25/09	80,000	79,955
4 Total Capital Canada, Ltd.	0.230%	12/1/09	24,000	23,986
				103,941
Industrial (2.2%)
Chevron Funding Corp.	0.230%	10/23/09	140,000	139,953
General Electric Co.	0.210%	9/17/09	100,000	99,991
General Electric Co.	0.270%	9/18/09	75,000	74,990
General Electric Co.	0.270%	9/21/09	190,000	189,972
General Electric Co.	0.260%	9/25/09	75,000	74,987
				579,893
Total Commercial Paper (Cost $3,490,840)				3,490,840
Certificates of Deposit (44.2%)
Domestic Banks (1.5%)
Bank of America, NA	0.400%	9/17/09	75,000	75,000
Bank of America, NA	0.240%	9/18/09	50,000	50,000
Bank of America, NA	0.330%	10/27/09	75,000	75,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Bank of America, NA	0.300%	11/2/09	75,000	75,000
State Street Bank & Trust Co.	0.290%	10/22/09	100,000	100,000
				375,000
Eurodollar Certificates of Deposit (12.7%)
Banco Bilbao Vizcaya Argentaria, SA	0.280%	12/1/09	45,000	45,000
Bank of Nova Scotia	0.250%	9/1/09	200,000	200,000
Bank of Nova Scotia	0.250%	10/19/09	250,000	250,000
Bank of Nova Scotia	0.240%	10/27/09	50,000	50,000
BNP Paribas	0.370%	10/6/09	39,000	39,000
Commonwealth Bank of Australia	0.380%	10/1/09	200,000	200,000
Commonwealth Bank of Australia	0.230%	10/27/09	100,000	100,000
Credit Agricole S.A.	0.250%	9/8/09	70,000	70,000
Credit Agricole S.A.	0.500%	9/21/09	75,000	75,000
Credit Agricole S.A.	0.450%	9/22/09	40,000	40,000
Credit Agricole S.A.	0.360%	10/1/09	35,000	35,000
Credit Agricole S.A.	0.530%	10/5/09	75,000	75,000
Credit Agricole S.A.	0.350%	10/16/09	45,000	45,000
Credit Agricole S.A.	0.430%	10/19/09	75,000	75,000
Credit Agricole S.A.	0.320%	11/2/09	75,000	75,000
Credit Agricole S.A.	0.450%	11/2/09	75,000	75,000
Credit Agricole S.A.	0.450%	11/2/09	50,000	50,000
Credit Agricole S.A.	0.300%	11/4/09	50,000	50,000
Credit Agricole S.A.	0.400%	11/10/09	17,000	17,000
Credit Agricole S.A.	0.370%	11/25/09	30,000	30,005
Credit Agricole S.A.	0.370%	11/25/09	35,000	35,006
DNB NOR Bank ASA	0.305%	11/6/09	125,000	125,001
HSBC Bank PLC	0.350%	9/24/09	150,000	150,000
HSBC Bank PLC	0.240%	12/1/09	62,000	62,000
ING Bank N.V.	0.600%	9/29/09	140,000	140,000
ING Bank N.V.	0.440%	10/22/09	125,000	125,000
ING Bank N.V.	0.340%	11/13/09	50,000	50,000
ING Bank N.V.	0.350%	11/18/09	100,000	100,000
ING Bank N.V.	0.350%	11/23/09	40,000	40,000
ING Bank N.V.	0.340%	11/30/09	40,000	40,000
National Australia Bank Ltd.	0.380%	10/1/09	50,000	50,000
National Australia Bank Ltd.	0.380%	10/1/09	75,000	75,000
National Australia Bank Ltd.	0.350%	10/8/09	100,000	100,000
National Australia Bank Ltd.	1.000%	11/5/09	50,000	50,000
National Australia Bank Ltd.	0.290%	11/9/09	250,000	250,000
National Australia Bank Ltd.	0.280%	11/18/09	75,000	75,000
National Australia Bank Ltd.	0.250%	12/1/09	140,000	140,000
Societe Generale	0.320%	11/2/09	100,000	100,000
				3,303,012
Yankee Certificates of Deposit (30.0%)
Abbey National Treasury Services PLC (US
Branch)	0.210%	10/2/09	200,000	200,000
Abbey National Treasury Services PLC (US
Branch)	0.250%	10/19/09	200,000	200,000
Abbey National Treasury Services PLC (US
Branch)	0.280%	11/18/09	100,000	100,000
Abbey National Treasury Services PLC (US
Branch)	0.250%	12/1/09	35,000	35,000
Abbey National Treasury Services PLC (US
Branch)	0.250%	12/1/09	150,000	150,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Australia & New Zealand Banking Group (New
York Branch)	0.270%	9/21/09	100,000	100,000
Australia & New Zealand Banking Group (New
York Branch)	0.275%	11/11/09	100,000	100,000
Australia & New Zealand Banking Group (New
York Branch)	0.240%	12/1/09	100,000	100,000
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.350%	9/9/09	100,000	100,000
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.350%	9/17/09	75,000	75,000
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.280%	9/21/09	200,000	200,000
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.305%	10/23/09	35,000	35,003
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.310%	10/26/09	50,000	50,000
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	1.105%	10/29/09	40,000	40,001
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.305%	11/3/09	125,000	125,000
Banco Bilbao Vizcaya Argentaria, SA (New York
Branch)	0.310%	11/6/09	75,000	75,000
Bank of Montreal (Chicago Branch)	0.240%	9/18/09	50,000	50,000
Bank of Montreal (Chicago Branch)	0.350%	10/7/09	100,000	100,000
Bank of Montreal (Chicago Branch)	0.230%	10/26/09	100,000	100,000
Bank of Montreal (Chicago Branch)	0.290%	11/5/09	75,000	75,000
Bank of Montreal (Chicago Branch)	0.290%	11/6/09	150,000	150,000
Bank of Nova Scotia	0.230%	10/26/09	125,000	125,000
Bank of Nova Scotia (Houston Branch)	0.780%	11/2/09	50,000	50,000
Bank of Nova Scotia (Houston Branch)	0.760%	11/4/09	50,000	50,000
Bank of Nova Scotia (Houston Branch)	0.250%	11/17/09	14,000	14,000
BNP Paribas (New York Branch)	0.350%	9/8/09	75,000	75,000
BNP Paribas (New York Branch)	0.280%	10/19/09	75,000	75,000
BNP Paribas (New York Branch)	0.330%	10/22/09	100,000	100,000
BNP Paribas (New York Branch)	0.300%	11/5/09	100,000	100,000
BNP Paribas (New York Branch)	0.870%	11/5/09	100,000	100,000
BNP Paribas (New York Branch)	0.310%	11/13/09	75,000	75,000
BNP Paribas (New York Branch)	0.290%	11/30/09	55,000	55,000
Dexia Credit Local SA (New York Branch)	0.630%	10/6/09	87,000	87,000
Dexia Credit Local SA (New York Branch)	0.500%	11/4/09	80,000	80,000
DNB NOR Bank ASA (New York Branch)	0.240%	9/1/09	200,000	200,000
DNB NOR Bank ASA (New York Branch)	0.350%	9/3/09	65,500	65,500
DNB NOR Bank ASA (New York Branch)	0.350%	10/13/09	125,000	125,000
DNB NOR Bank ASA (New York Branch)	0.320%	10/19/09	50,000	50,002
DNB NOR Bank ASA (New York Branch)	0.300%	10/27/09	75,000	75,000
DNB NOR Bank ASA (New York Branch)	0.240%	10/28/09	35,000	35,000
DNB NOR Bank ASA (New York Branch)	0.300%	11/19/09	75,000	75,000
DNB NOR Bank ASA (New York Branch)	0.260%	12/1/09	175,000	175,000
Fortis Bank SA/NV (New York Branch)	0.750%	9/8/09	50,000	50,000
Fortis Bank SA/NV (New York Branch)	0.340%	10/13/09	75,000	75,000
Lloyds TSB Bank PLC (New York Branch)	0.300%	9/21/09	100,000	100,000
Lloyds TSB Bank PLC (New York Branch)	0.540%	10/1/09	75,000	75,000
Lloyds TSB Bank PLC (New York Branch)	0.530%	10/2/09	55,000	55,004
Lloyds TSB Bank PLC (New York Branch)	0.450%	10/21/09	100,000	100,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Lloyds TSB Bank PLC (New York Branch)	0.420%	11/5/09	80,000	80,000
Lloyds TSB Bank PLC (New York Branch)	0.380%	11/18/09	50,000	50,000
Lloyds TSB Bank PLC (New York Branch)	0.340%	11/25/09	40,000	40,001
Nordea Bank Finland PLC (New York Branch)	0.300%	9/1/09	75,000	75,000
Nordea Bank Finland PLC (New York Branch)	0.450%	9/1/09	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	0.310%	9/3/09	39,990	39,990
Nordea Bank Finland PLC (New York Branch)	0.300%	9/8/09	50,000	50,000
Nordea Bank Finland PLC (New York Branch)	0.510%	9/29/09	74,000	74,000
Nordea Bank Finland PLC (New York Branch)	0.220%	10/1/09	250,000	250,000
Nordea Bank Finland PLC (New York Branch)	0.220%	10/5/09	100,000	100,000
Nordea Bank Finland PLC (New York Branch)	1.950%	10/6/09	10,000	10,015
Nordea Bank Finland PLC (New York Branch)	0.590%	10/29/09	40,000	40,000
Nordea Bank Finland PLC (New York Branch)	0.240%	12/1/09	150,000	150,000
Rabobank Nederland NV (New York Branch)	0.350%	9/3/09	75,000	75,000
Rabobank Nederland NV (New York Branch)	0.350%	9/11/09	75,000	75,000
Rabobank Nederland NV (New York Branch)	0.350%	10/1/09	100,000	100,000
Rabobank Nederland NV (New York Branch)	0.750%	11/2/09	75,000	75,000
Rabobank Nederland NV (New York Branch)	0.470%	11/5/09	71,600	71,619
Rabobank Nederland NV (New York Branch)	0.750%	11/5/09	75,000	75,000
Rabobank Nederland NV (New York Branch)	0.290%	11/6/09	200,000	200,000
Rabobank Nederland NV (New York Branch)	0.270%	12/1/09	150,000	150,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.620%	9/29/09	100,000	100,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.550%	10/8/09	75,000	75,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.550%	10/19/09	75,000	75,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.490%	11/4/09	100,000	100,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.500%	11/9/09	100,000	100,000
Royal Bank of Scotland PLC (Connecticut
Branch)	0.410%	11/23/09	35,000	35,000
Royal Bank of Scotland PLC (New York Branch)	0.570%	11/23/09	8,000	8,001
Societe Generale (New York Branch)	0.330%	9/2/09	125,000	125,000
Societe Generale (New York Branch)	0.320%	9/8/09	100,000	100,000
Societe Generale (New York Branch)	0.280%	10/19/09	50,000	50,000
Societe Generale (New York Branch)	0.280%	12/2/09	125,000	125,000
Svenska Handelsbanken (New York Branch)	0.350%	9/17/09	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.350%	10/1/09	125,000	125,000
Svenska Handelsbanken (New York Branch)	0.300%	11/4/09	42,000	42,000
Svenska Handelsbanken (New York Branch)	0.290%	11/9/09	100,000	100,000
Svenska Handelsbanken (New York Branch)	0.290%	11/10/09	25,000	25,000
Svenska Handelsbanken (New York Branch)	0.270%	11/24/09	23,000	23,001
Toronto Dominion Bank (New York Branch)	0.420%	10/2/09	34,000	34,000
Toronto Dominion Bank (New York Branch)	0.270%	10/29/09	60,000	60,000
Toronto Dominion Bank (New York Branch)	0.550%	11/2/09	50,000	50,000
Toronto Dominion Bank (New York Branch)	0.450%	1/4/10	50,000	50,000
				7,784,137
Total Certificates of Deposit (Cost $11,462,149)				11,462,149
Other Notes (0.8%)
Bank of America, NA	0.260%	9/4/09	100,000	100,000
Bank of America, NA	0.250%	9/16/09	100,000	100,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
Bank of America, NA	0.230%	9/23/09	20,000	20,000
Total Other Notes (Cost $220,000)				220,000
Repurchase Agreements (23.0%)
Banc of America Securities, LLC
(Dated 8/31/09, Repurchase Value
$259,001,000, collateralized by U.S. Treasury
Bond 3.500%, 2/15/39, U.S. Treasury Note
3.875%, 5/15/18)	0.200%	9/1/09	259,000	259,000
Barclays Capital Inc.
(Dated 8/31/09, Repurchase Value
$910,999,000, collateralized by U.S. Treasury
Bill 0.000%, 4/1/10, U.S. Treasury Note
2.625%, 6/30/14)	0.210%	9/1/09	910,994	910,994
Barclays Capital Inc.
(Dated 8/31/09, Repurchase Value
$240,030,000, collateralized by U.S. Treasury
Inflation Adjusted Note 3.500%, 1/15/11, U.S.
Treasury Note 4.500%, 2/15/16)	0.220%	9/1/09	240,029	240,029
BNP Paribas Securities Corp.
(Dated 8/31/09, Repurchase Value
$679,004,000, collateralized by U.S. Treasury
Note 2.625%-4.500%, 5/31/10-9/30/13)	0.210%	9/1/09	679,000	679,000
Credit Suisse Securities (USA) LLC
(Dated 8/31/09, Repurchase Value
$538,003,000, collateralized by U.S. Treasury
Note 4.500%, 5/15/10)	0.200%	9/1/09	538,000	538,000
Deutsche Bank Securities, Inc.
(Dated 8/31/09, Repurchase Value
$292,002,000, collateralized by U.S. Treasury
Bond 6.375%, 8/15/27, U.S. Treasury Note
1.375%-4.750%, 10/31/10-4/15/12)	0.190%	9/1/09	292,000	292,000

J.P. Morgan Securities Inc.
(Dated 8/31/09, Repurchase Value
$1,184,978,000, collateralized by Federal
Farm Credit Bank 2.270%, 12/24/13, Federal
Home Loan Bank 0.520%-7.625%, 9/11/09-
6/12/26, Federal Home Loan Mortgage Corp.
1.450%-7.000%, 9/15/09-3/15/31, Federal
National Mortgage Assn. 1.750%-8.950%,
9/15/09-8/6/38)	0.210%	9/1/09	1,184,971	1,184,971

RBC Capital Markets Corp.
(Dated 8/31/09, Repurchase Value
$250,002,000, collateralized by Federal Home
Loan Bank 0.880%-1.000%, 1/20/11-2/28/11,
Federal National Mortgage Assn. 5.000%,
2/13/17)	0.220%	9/1/09	250,000	250,000

Market Liquidity Fund

			Face	Market
		Maturity	Amount	Value•
	Yield[1]	Date	($000)	($000)
RBS Securities, Inc.
(Dated 8/31/09, Repurchase Value
$592,004,000, collateralized by Federal Farm
Credit Bank 4.550%-6.900%, 3/22/10-
11/28/22, Federal Home Loan Bank Discount
Note, 9/1/09-6/11/10, Federal Home Loan
Mortgage Corp. Discount Note, 9/21/09-
12/21/09, Federal National Mortgage Assn.
Discount Note, 9/3/09-1/15/10, Federal
National Mortgage Assn. 1.750%-7.250%,
12/15/09-5/15/30)	0.220%	9/1/09	592,000	592,000
Societe Generale
(Dated 8/31/09, Repurchase Value
$659,004,000, collateralized by U.S. Treasury
Bill 0.000%, 9/17/09, U.S. Treasury Bond
4.375%-8.875%, 8/15/17-2/15/38, U.S.
Treasury Note 0.875%-4.500%, 11/15/10-
5/15/18, U.S. Treasury Inflation Adjusted Bond
2.375%, 1/15/27, U.S. Treasury Inflation
Adjusted Note 2.000%, 7/15/14)	0.200%	9/1/09	659,000	659,000
Societe Generale
(Dated 8/31/09, Repurchase Value
$175,001,000, collateralized by U.S. Treasury
Bill 0.000%, 6/10/10, U.S. Treasury Note
0.875%-3.625%, 2/28/11-8/31/13)	0.220%	9/1/09	175,000	175,000
Societe Generale
(Dated 8/31/09, Repurchase Value
$51,000,000, collateralized by U.S. Treasury
Bill 0.000%, 6/10/10, U.S. Treasury Note
0.875%-3.625%, 2/28/11-8/31/13)	0.220%	9/1/09	51,000	51,000
UBS Securities LLC
(Dated 8/31/09, Repurchase Value
$133,001,000, collateralized by Federal
National Mortgage Assn. 0.000%-6.625%,
6/1/17-11/15/30)	0.210%	9/1/09	133,000	133,000
Total Repurchase Agreements (Cost $5,963,994)				5,963,994
Medium-Term Note (0.1%)
Industrial (0.1%)
3 Procter & Gamble Co. (Cost $17,002)	0.663%	9/9/09	17,000	17,002
			Shares

Money Market Fund (0.3%)
5 Vanguard Municipal Cash Management Fund
(Cost $96,399)	0.241%		96,398,809	96,399

Total Investments (101.8%) (Cost $26,429,625)				26,429,625
Other Assets and Liabilities (-1.8%)
Other Assets				6,587
Liabilities				(478,058)
				(471,471)
Net Assets (100%)
Applicable to 25,959,455,101 outstanding $.001 par value shares
of beneficial interest (unlimited authorization)				25,958,154

Market Liquidity Fund
Net Asset Value per Share	$1.00

At August 31, 2009, net assets consisted of:

Amount
($000)
Paid-in-Capital	25,959,455
Undistributed Net Investment Income	—
Accumulated Net Realized Losses	(1,301)
Net Assets	25,958,154

• See Note A in Notes to Financial Statements.
1 Represents annualized yield at date of purchase for discount securities, and coupon for coupon-bearing securities.
2 The issuer operates under a congressional charter; its securities are not backed by the full faith and credit of the U.S. government.
3 Adjustable-rate security.
4 Security exempt from registration under Section 4(2) of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration only to dealers in that program or other "accredited investors". At August 31, 2009, the aggregate value of these securities was $1,472,615,000, representing 5.7% of net assets.
5 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-
day yield.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Operations

Year Ended
August 31, 2009
($000)
Investment Income
Income
Interest[1]	194,344
Total Income	194,344
Expenses
The Vanguard Group—Note B
Management and Administrative	994
Total Expenses	994
Net Investment Income	193,350
Realized Net Gain (Loss) on Investment Securities Sold	(1,217)
Net Increase (Decrease) in Net Assets Resulting from Operations	192,133
1 Interest income from an affiliated company of the fund was $72,000.

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	193,350	838,460
Realized Net Gain (Loss)	(1,217)	83
Net Increase (Decrease) in Net Assets Resulting from Operations	192,133	838,543
Distributions
Net Investment Income	(193,350)	(838,460)
Realized Capital Gain	—	—
Total Distributions	(193,350)	(838,460)
Capital Share Transactions (at $1.00)
Issued	232,145,467	242,257,450
Issued in Lieu of Cash Distributions	193,350	838,460
Redeemed	(229,283,822)	(238,972,186)
Net Increase (Decrease) from Capital Share Transactions	3,054,995	4,123,724
Total Increase (Decrease)	3,053,778	4,123,807
Net Assets
Beginning of Period	22,904,376	18,780,569
End of Period	25,958,154	22,904,376

See accompanying Notes, which are an integral part of the Financial Statements.

Market Liquidity Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.010	.036	.053	.046	.026
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.010	.036	.053	.046	.026
Distributions
Dividends from Net Investment
Income	(.010)	(.036)	(.053)	(.046)	(.026)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.010)	(.036)	(.053)	(.046)	(.026)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.04%	3.69%	5.48%	4.68%	2.60%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$25,958	$22,904	$18,781	$16,221	$15,303
Ratio of Total Expenses to Average
Net Assets	0.005%	0.005%	0.005%	0.01%	0.01%
Ratio of Net Investment Income to
Average Net Assets	0.97%	3.50%	5.34%	4.61%	2.57%

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, and administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2009, management considered the impact of subsequent events occurring through October 15, 2009, for potential recognition or disclosure in these financial statements.

Market Liquidity Fund

rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2009, management considered the impact of subsequent events occurring through October 15, 2009, for potential recognition or disclosure in these financial statements.

Municipal Cash Management Fund
Statement of Net Assets
As of August 31, 2009

The fund provides a complete list of its holdings four times in each fiscal year, at the quarter-ends. For the second and fourth fiscal quarters, the lists appear in the fund’s semiannual and annual reports to shareholders. For the first and third fiscal quarters, the fund files the lists with the Securities and Exchange Commission on Form N-Q. Shareholders can look up the fund's Forms N-Q on the SEC’s website at www.sec.gov. Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For more information about this public service call the SEC at 1-800-SEC-0330.

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Tax-Exempt Municipal Bonds (100.5%)
Alabama (0.7%)
1 Alabama Public School & College Auth. TOB VRDO	0.590%	9/8/09	(4)	12,080	12,080
Pell City AL Special Care Fac. Financing Auth. Rev. (Noland Health Service) VRDO	0.300%	9/8/09	LOC	5,000	5,000
					17,080
Alaska (0.7%)
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	0.070%	9/1/09		7,800	7,800
Valdez AK Marine Terminal Rev. (BP Pipeline Project) VRDO	0.080%	9/1/09		10,000	10,000
					17,800
Arizona (0.5%)
Arizona Board Regents Arizona State Univ. System Rev. VRDO	0.190%	9/8/09	LOC	7,400	7,400
1 Phoenix AZ Civic Improvement Corp. Transit Rev. TOB VRDO	0.290%	9/8/09	(13)	4,500	4,500
					11,900
California (1.2%)
ABAG Finance Auth. for Non-Profit Corp. California (Acacia Creek) VRDO	0.200%	9/1/09		3,300	3,300
California Educ. Fac. Auth. Rev. (Loyola-Marymount Univ.) VRDO	0.400%	9/8/09	LOC	5,125	5,125
1 Grossmont CA Union High School Dist. TOB VRDO	0.290%	9/8/09		7,525	7,525
1 Los Angeles CA USD GO TOB VRDO	0.290%	9/8/09		6,230	6,230
1 Metro. Water Dist. of Southern California Rev. TOB VRDO	0.290%	9/8/09	(13)	7,000	7,000
					29,180
Colorado (3.3%)
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.180%	9/1/09	LOC	1,500	1,500
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.180%	9/1/09	LOC	7,745	7,745
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.180%	9/1/09	LOC	11,560	11,560
Colorado Educ. & Cultural Fac. Auth. Rev. (National Jewish Federation Bond Program) VRDO	0.180%	9/1/09	LOC	10,150	10,150
1 Colorado Health Fac. Auth. Rev. (Catholic Health Initiatives) TOB VRDO	0.540%	9/8/09	(4)	9,995	9,995
Colorado Health Fac. Auth. Rev. (Sisters of Charity Health System Inc.) VRDO	0.300%	9/8/09		3,100	3,100
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.260%	9/8/09	LOC	4,610	4,610
Colorado Housing & Finance Auth. Multi-Family Mortgage Bonds VRDO	0.260%	9/8/09	LOC	3,630	3,630
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.300%	9/8/09		15,700	15,700
Colorado Housing & Finance Auth. Single Family Mortgage Bonds VRDO	0.300%	9/8/09		16,000	16,000
					83,990
Connecticut (0.4%)
1 Connecticut State Health & Educ. TOB VRDO	0.290%	9/8/09		10,330	10,330

Delaware (0.6%)
Delaware Econ. Dev. Auth. Rev. (Archmere Academy Project) VRDO	0.330%	9/8/09	LOC	9,925	9,925
Kent County DE Rev. (Providence Creek Academy) VRDO	0.290%	9/8/09	LOC	6,500	6,500
					16,425
District of Columbia (1.1%)
District of Columbia Rev. (Howard Univ.) VRDO	0.230%	9/8/09	LOC	14,800	14,800
District of Columbia Rev. (Washington Center for Internships) VRDO	0.330%	9/8/09	LOC	4,800	4,800
District of Columbia Rev. (Washington Drama Society) VRDO	0.200%	9/8/09	LOC	4,625	4,625
1 District of Columbia Water & Sewer Auth. Public Util. Rev. TOB VRDO	0.440%	9/8/09	(12)	4,010	4,010
					28,235
Florida (7.4%)
1 Highlands County FL Health Rev. (Adventist Health System) TOB VRDO	0.440%	9/8/09	(13)	8,135	8,135
Hillsborough County FL School Board COP (Master Lease Program) VRDO	0.200%	9/1/09	(14)LOC	17,500	17,500
Jacksonville FL Captial Project Rev. VRDO	0.330%	9/8/09	LOC	33,435	33,435
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.170%	9/8/09		13,030	13,030
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.200%	9/8/09		5,400	5,400
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.220%	9/8/09		2,900	2,900
Jacksonville FL Electric Auth. Electric System Rev. VRDO	0.270%	9/8/09		5,000	5,000
Jacksonville FL Electric Auth. Water & Sewer Rev. VRDO	0.200%	9/1/09		4,000	4,000
Jacksonville FL Health Fac. Auth. Hosp. Rev. (Baptist Medical Center) VRDO	0.200%	9/1/09	LOC	2,880	2,880
Jacksonville FL Transp. Rev. VRDO	0.280%	9/8/09	LOC	11,000	11,000
Lakeland FL Electric & Water Rev. VRDO	0.190%	9/8/09	LOC	14,803	14,803
Miami FL Health Fac. Auth. (Catholic Health East) VRDO	0.240%	9/8/09	LOC	15,870	15,870
Miami-Dade County FL Special Obligation VRDO	0.200%	9/8/09	LOC	10,000	10,000
Miami-Dade County IDA Rev. (American Pub Media Group Project) VRDO	0.200%	9/1/09	LOC	10,300	10,300
1 Ocala FL Util. System Rev. TOB VRDO	0.270%	9/8/09	(13)	5,265	5,265
Pinellas County FL Health Fac. Auth. Rev. (Bayfront Hosp.) VRDO	0.180%	9/1/09	LOC	9,375	9,375

Municipal Cash Management Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Sarasota County FL Public Hosp. Rev. (Sarasota Memorial Hosp.) VRDO	0.150%	9/1/09	LOC	16,800	16,800
					185,693
Georgia (2.7%)
1 Augusta GA Water & Sewer Rev. TOB VRDO	0.540%	9/8/09	(4)	7,645	7,645
Fulton County GA Dev. Auth. (Morehouse College) VRDO	0.480%	9/8/09	LOC	3,664	3,664
Gwinnett County GA Hosp. Auth. Rev. (Gwinnett Hosp. System Inc.) VRDO	0.300%	9/8/09	LOC	18,905	18,905
Gwinnett County GA Water & Sewer Auth Rev. VRDO	0.280%	9/8/09		5,500	5,500
Private Colleges & Univ. Auth. of Georgia Rev. (Emory Univ.) VRDO	0.150%	9/8/09		32,975	32,975
					68,689
Idaho (0.2%)
Idaho Health Facs. Auth. Rev. (St. Lukes Medical Center) VRDO	0.190%	9/1/09	(4)	5,885	5,885

Illinois (9.3%)
1 Chicago IL Board of Educ. TOB VRDO	0.340%	9/8/09	(14)LOC	8,615	8,615
1 Chicago IL GO TOB VRDO	0.240%	9/8/09		5,000	5,000
Chicago IL GO VRDO	0.120%	9/1/09		6,550	6,550
Chicago IL GO VRDO	0.170%	9/1/09	LOC	5,185	5,185
Chicago IL GO VRDO	0.170%	9/1/09	LOC	6,475	6,475
Chicago IL Wastewater Transmission Rev. VRDO	0.180%	9/1/09	LOC	12,000	12,000
Chicago IL Wastewater Transmission Rev. VRDO	0.180%	9/1/09	LOC	7,800	7,800
1 Chicago IL Water Rev. TOB VRDO	0.540%	9/8/09	(4)	7,795	7,795
Chicago IL Water Rev. VRDO	0.290%	9/8/09	LOC	14,900	14,900
Chicago IL Water Rev. VRDO	0.290%	9/8/09	LOC	3,225	3,225
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.240%	9/8/09		11,388	11,388
Illinois Educ. Fac. Auth. Rev. (Univ. of Chicago) VRDO	0.240%	9/8/09		12,320	12,320
Illinois Finance Auth. Pollution Commonwealth Edison Co. VRDO	0.250%	9/8/09	LOC	7,800	7,800
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.130%	9/1/09		17,795	17,795
Illinois Finance Auth. Rev. (Central Dupage Health) VRDO	0.190%	9/1/09		2,430	2,430
Illinois Finance Auth. Rev. (Chicago Univ.) VRDO	0.130%	9/1/09	LOC	4,200	4,200
Illinois Finance Auth. Rev. (Elmhurst Memorial Healthcare) VRDO	0.180%	9/1/09	LOC	15,000	15,000
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.130%	9/1/09		7,000	7,000
Illinois Finance Auth. Rev. (Northwestern Memorial Hosp.) VRDO	0.130%	9/1/09		25,000	25,000
Illinois Finance Auth. Rev. (Univ. of Chicago) VRDO	0.240%	9/8/09		9,767	9,767
1 Illinois GO TOB VRDO	0.160%	9/1/09	LOC	35,300	35,300
Illinois Health Fac. Auth. Rev. (Central Dupage Health) VRDO	0.190%	9/1/09		7,830	7,830
					233,375
Indiana (2.5%)
1 Indiana Bond Bank Rev. TOB VRDO	0.340%	9/8/09	LOC	5,945	5,945
1 Indiana Finance Auth. Highway Rev. TOB VRDO	0.290%	9/8/09	(3)	14,470	14,470
Indiana Health & Educ. Fac. Financing Auth. Rev. (Clarian Health Obligated Group) VRDO	0.230%	9/8/09	LOC	17,830	17,830
1 Indiana Muni. Power Agency Rev. TOB VRDO	0.440%	9/8/09	(13)	4,995	4,995
1 South Bend IN Redev. Auth. Lease Rev. TOB VRDO	0.320%	9/8/09		5,675	5,675
St. Joseph County IN Educ. Fac. Rev. (Univ. of Notre Dame du Lac Project) VRDO	0.170%	9/8/09		13,800	13,800
					62,715
Iowa (0.6%)
Iowa Finance Auth. Health Fac. Rev. (Iowa Health System) VRDO	0.200%	9/1/09	LOC	5,000	5,000
Iowa Higher Educ. Loan Auth. Rev. Private College Fac. (St. Ambrose University)	0.200%	9/1/09	LOC	11,000	11,000
					16,000
Kentucky (0.6%)
Berea KY Educ. Fac. Rev. (Berea College) VRDO	0.200%	9/1/09		7,855	7,855
Trimble County KY Association of Counties Leasing Trust Lease Program Rev. VRDO	0.130%	9/1/09	LOC	8,440	8,440
					16,295
Louisiana (0.5%)
1 East Baton Rouge LA Sewer Commission Rev. TOB VRDO	0.290%	9/8/09	(13)	5,890	5,890
1 East Baton Rouge LA Sewer Commission Rev. TOB VRDO	0.290%	9/8/09	(13)	5,620	5,620
					11,510
Maine (0.3%)
Maine Housing Auth. Mortgage Rev. VRDO	0.180%	9/1/09		6,500	6,500

Massachusetts (2.3%)
1 Massachusetts GO TOB VRDO	0.270%	9/8/09		18,455	18,455
Massachusetts GO VRDO	0.260%	9/8/09		20,000	20,000

Municipal Cash Management Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Massachusetts Health & Educ. Fac. Auth. Rev. (Pooled Loan Program) VRDO	0.180%	9/1/09	LOC	3,900	3,900
Massachusetts Health & Educ. Fac. Auth. Rev. VRDO	0.180%	9/8/09		10,000	10,000
Massachusetts Water Resources Auth. Rev. VRDO	0.170%	9/8/09		6,000	6,000
					58,355
Michigan (3.1%)
Michigan Strategic Fund Limited Obligation Rev. (Henry Ford Museum) VRDO	0.200%	9/1/09	LOC	11,250	11,250
Univ. of Michigan Hosp. Rev. (Medical Service Plan) VRDO	0.180%	9/1/09		7,150	7,150
Univ. of Michigan Hosp. Rev. VRDO	0.130%	9/1/09		5,000	5,000
Univ. of Michigan Hosp. Rev. VRDO	0.180%	9/1/09		3,650	3,650
Univ. of Michigan Hosp. Rev. VRDO	0.190%	9/8/09		32,200	32,200
Univ. of Michigan Univ. Rev. VRDO	0.190%	9/8/09		12,950	12,950
1 Wayne MI Univ. of Michigan Univ. Rev. TOB VRDO	0.160%	9/1/09		4,995	4,995
					77,195
Minnesota (1.6%)
Hennepin County MN Rev. VRDO	0.230%	9/8/09		13,875	13,875
Minneapolis & St. Paul Housing & Redev. Auth. Health Care System (Children's Hospital Clinics)
VRDO	0.200%	9/1/09	(4)	15,000	15,000
Minnesota Agriculture & Econ. Dev. Board Rev. (Essentia Health Obligated Group) VRDO	0.130%	9/1/09	(12)	11,825	11,825
					40,700
Mississippi (3.4%)
Jackson County MS PCR (Chevron USA Inc.) VRDO	0.100%	9/1/09		9,975	9,975
Medical Center Educ. Building Corp. Mississippi Rev. VRDO	0.180%	9/1/09		9,875	9,875
Medical Center Educ. Building Corp. Mississippi Rev. VRDO	0.200%	9/1/09		27,230	27,230
Mississippi Business Finance Corp. Rev. (Promenade D'Iberville Project) VRDO	0.280%	9/8/09	LOC	9,085	9,085
Mississippi GO (Nissan Project) VRDO	0.350%	9/8/09		19,100	19,100
1 Univ. of Southern Mississippi Educ. Building Corp. Rev. TOB VRDO	0.540%	9/8/09	(4)	9,610	9,610
					84,875
Missouri (1.9%)
Curators of the Univ. of Missouri System Fac. Rev. VRDO	0.220%	9/8/09		29,900	29,900
Missouri Health & Educ. Fac. Auth. (Assemblies of God College) VRDO	0.330%	9/8/09	LOC	5,350	5,350
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (Bethesda Health Group) VRDO	0.180%	9/1/09	LOC	6,200	6,200
Missouri Health & Educ. Fac. Auth. Health Fac. Rev. (St. Luke's Health System) VRDO	0.290%	9/8/09	LOC	7,500	7,500
					48,950
Montana (0.8%)
Montana State Board of Regents Higher Educ. Rev. VRDO	0.200%	9/1/09	LOC	21,400	21,400

Nebraska (1.0%)
Central Plains Energy Project Nebraska Gas Project VRDO	0.330%	9/8/09		10,000	10,000
1 Nebraska Public Power Agency Rev. TOB VRDO	0.440%	9/8/09	(13)	10,230	10,230
1 Nebraska Public Power Dist. Rev. TOB VRDO	0.440%	9/8/09	(13)	5,000	5,000
					25,230
Nevada (2.6%)
Clark County NV School Dist. GO VRDO	0.120%	9/1/09	(4)	28,000	28,000
Reno NV Sales Tax Rev. VRDO	0.120%	9/1/09	LOC	36,610	36,610
					64,610
New Hampshire (1.0%)
New Hampshire Health & Educ. Fac. Auth. Rev. (Southern New Hampshire Univ.) VRDO	0.310%	9/8/09	LOC	12,000	12,000
New Hampshire Health & Educ. Fac. Auth. Rev. (St. Paul's School) VRDO	0.300%	9/8/09		13,220	13,220
					25,220
New Jersey (1.5%)
1 New Jersey Transp. Trust Fund TOB VRDO	0.320%	9/8/09	LOC	27,800	27,800
New Jersey Turnpike Auth. Rev. VRDO	1.800%	9/8/09	(14)LOC	8,900	8,900
					36,700
New Mexico (0.8%)
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.300%	9/8/09		9,895	9,895
New Mexico Hosp. Equipment Loan Council Hosp. System Rev. (Presbyterian Healthcare
Services) VRDO	0.300%	9/8/09		10,710	10,710
					20,605
New York (7.8%)
1 Metro. New York Transp. Auth. Rev. (Dedicated Petroleum Tax) TOB VRDO	0.290%	9/8/09	(13)	29,000	29,000

Municipal Cash Management Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
1 Metropolitan Transp. Auth. NY TOB VRDO	0.440%	9/8/09	(13)	8,000	8,000
Nassau Health Care Corp. VRDO	0.170%	9/8/09	LOC	10,000	10,000
1 New York City NY GO TOB VRDO	0.290%	9/8/09		22,610	22,610
1 New York City NY GO TOB VRDO	0.290%	9/8/09		12,045	12,045
1 New York City NY GO TOB VRDO	0.290%	9/8/09		5,000	5,000
New York City NY GO VRDO	0.110%	9/1/09	LOC	2,700	2,700
New York City NY GO VRDO	0.120%	9/1/09	LOC	4,200	4,200
New York City NY GO VRDO	0.120%	9/1/09	(4)	2,500	2,500
New York City NY GO VRDO	0.120%	9/1/09	(4)	5,700	5,700
New York City NY Housing Dev. Corp. Rev. (201 Pearl Street) VRDO	0.150%	9/8/09	LOC	12,400	12,400
New York City NY Housing Dev. Corp. Rev. (Multi-Family Rent Housing - Columbus
Apartments) VRDO	0.180%	9/8/09	LOC	15,300	15,300
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.120%	9/1/09		21,650	21,650
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.120%	9/1/09		8,000	8,000
New York City NY Muni. Water Finance Auth. Water & Sewer System Rev. VRDO	0.120%	9/1/09		6,000	6,000
1 New York State Dormitory Auth. Rev. TOB VRDO	0.290%	9/8/09		8,535	8,535
Triborough Bridge & Tunnel Auth. New York Rev. VRDO	0.350%	9/8/09	(4)	21,950	21,950
					195,590
North Carolina (1.8%)
Buncombe County NC Metro. Sewerage Dist. VRDO	0.330%	9/8/09		5,000	5,000
1 Charlotte NC COP TOB VRDO	0.320%	9/8/09		7,860	7,860
North Carolina Capital Fac. Finance Agency Rev. (YMCA of the Triangle) VRDO	0.330%	9/8/09	LOC	3,835	3,835
North Carolina Medical Care Comm. Hosp. (Moses H. Cone Memorial Hosp.) VRDO	0.220%	9/8/09		12,320	12,320
Union County NC GO VRDO	0.260%	9/8/09		4,805	4,805
Union County NC GO VRDO	0.280%	9/8/09		11,470	11,470
					45,290
Ohio (6.9%)
Allen County OH Hosp. Fac. Rev. (Catholic Healthcare) VRDO	0.130%	9/1/09	LOC	1,700	1,700
Cleveland OH COP VRDO	0.280%	9/8/09	LOC	14,400	14,400
Columbus OH Regional Airport Auth. Airport Refunding Rev. (Oasbo Expanded
Asset Program) VRDO	0.300%	9/8/09	LOC	3,300	3,300
Cuyahoga County OH Hosp. Rev. (Cleveland Clinic Foundation) VRDO	0.120%	9/1/09		5,700	5,700
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.200%	9/8/09	LOC	7,285	7,285
Franklin County OH Hosp. Rev. (OhioHealth Corp.) VRDO	0.230%	9/8/09		4,400	4,400
Franklin County OH Hosp. Rev. (U.S. Health Corp.) VRDO	0.200%	9/8/09	LOC	3,955	3,955
Kent State Univ. Ohio Univ. Rev. VRDO	0.120%	9/1/09	LOC	8,690	8,690
Montgomery County OH Rev. (Catholic Health Initiatives) VRDO	0.180%	9/8/09		3,000	3,000
1 Ohio GO TOB VRDO	0.240%	9/8/09		8,090	8,090
Ohio GO VRDO	0.250%	9/8/09		5,675	5,675
Ohio GO VRDO	0.250%	9/8/09		3,315	3,315
Ohio Higher Educ. Fac. Comm. Rev. (Case Western Reserve Univ.) CP	0.500%	10/5/09		10,800	10,800
Ohio Higher Educ. Fac. Comm. Rev. (Oberlin College Project) VRDO	0.210%	9/8/09		10,000	10,000
Ohio Higher Educ. Fac. Comm. Rev. (Xavier Univ.) VRDO	0.190%	9/8/09	LOC	10,875	10,875
Ohio Infrastructure Improvement GO VRDO	0.250%	9/8/09		2,425	2,425
Ohio PCR (Sohio Air British Petroleum Co.) VRDO	0.130%	9/1/09		3,900	3,900
Ohio State Univ. General Receipts Rev. VRDO	0.200%	9/8/09		8,600	8,600
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.130%	9/1/09	LOC	28,760	28,760
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.200%	9/1/09	LOC	1,300	1,300
Ohio Water Dev. Auth. PCR (FirstEnergy) VRDO	0.250%	9/8/09	LOC	10,250	10,250
Ohio Water Dev. Auth. Rev. (Pure Water) VRDO	0.350%	9/8/09		16,705	16,705
					173,125
Oklahoma (2.7%)
Oklahoma Dev. Finance Auth. Rev. (Integris) VRDO	0.200%	9/1/09	(12)	6,700	6,700
Oklahoma Turnpike Auth. VRDO	0.100%	9/1/09		19,260	19,260
Oklahoma Turnpike Auth. VRDO	0.130%	9/1/09		32,700	32,700
Oklahoma Turnpike Auth. VRDO	0.170%	9/8/09		10,000	10,000
					68,660
Oregon (1.1%)
Oregon State Housing & Community Services Dept. Mortgage Rev. VRDO	0.270%	9/8/09		9,145	9,145
Salem OR Hosp. Rev. VRDO	0.310%	9/8/09	LOC	8,750	8,750
1 Washington Clackamas & Yamhill County OR School Dist. TOB VRDO	0.270%	9/8/09	(14)LOC	10,035	10,035
					27,930

Municipal Cash Management Fund

				Face	Market
		Maturity		Amount	Value•
	Coupon	Date		($000)	($000)
Pennsylvania (4.5%)
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	0.240%	9/8/09		3,005	3,005
Chester County PA Health & Educ. Fac. Auth. Rev. (Jefferson Health System) VRDO	0.270%	9/8/09		6,400	6,400
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.450%	9/8/09		13,490	13,490
Delaware County PA IDA Solid Waste Rev. (Scott Paper Co.) VRDO	0.450%	9/8/09		9,900	9,900
Erie County PA Hosp. Auth. Rev. (Hamot Health Foundation) VRDO	0.150%	9/1/09	LOC	3,800	3,800
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.120%	9/1/09		7,900	7,900
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.140%	9/1/09		8,550	8,550
Geisinger Health System Auth. of Pennsylvania Rev. (Penn State Geisinger Health System) VRDO	0.140%	9/1/09		5,200	5,200
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	0.140%	9/1/09	LOC	3,500	3,500
Lehigh County PA General Purpose Hosp. Auth. Rev. (Lehigh Valley Health Network) VRDO	0.200%	9/1/09	(12)	4,900	4,900
Northampton County PA General Purpose Auth. Univ. Rev. (Lehigh Univ.) VRDO	0.250%	9/8/09		5,550	5,550
1 Pennsylvania Turnpike Comm. Registration Fee Rev. TOB VRDO	0.270%	9/8/09	(4)	9,875	9,875
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.120%	9/1/09		7,000	7,000
Philadelphia PA Hosp. & Higher Educ. Fac. Auth. Rev. (Children's Hosp. of Philadelphia) VRDO	0.120%	9/1/09		8,300	8,300
Philadelphia PA Water & Waste Water Rev. VRDO	0.300%	9/8/09	LOC	10,000	10,000
South Fork PA Hosp. Auth. Rev. (Conemaugh Valley Hosp.) VRDO	0.280%	9/8/09	LOC	5,395	5,395
					112,765
South Carolina (0.7%)
1 Berkeley County SC School Dist. GO TOB VRDO	0.440%	9/8/09 (Prere.)		10,075	10,075
South Carolina Jobs Econ. Dev. Auth. Hosp. Improvement Rev. (Regional Medical Center) VRDO	0.330%	9/8/09	LOC	6,365	6,365
					16,440
South Dakota (0.1%)
Lawrence County SD PCR VRDO	0.240%	9/8/09	LOC	3,300	3,300

Tennessee (0.7%)
Jackson TN Energy Auth. Water System Rev. VRDO	0.270%	9/8/09	LOC	4,000	4,000
Shelby County TN GO VRDO	0.230%	9/8/09		7,500	7,500
1 Shelby County TN Health Educ. & Housing Fac. Board Rev. (St. Jude Children's Research Hosp.)
TOB VRDO	0.320%	9/8/09		5,000	5,000
					16,500
Texas (8.6%)
Denton TX Independent School Dist. VRDO	0.320%	9/8/09		4,500	4,500
Harris County TX Health Fac. Dev. Corp. Hosp. Rev. (Texas Children's Hosp.) VRDO	0.130%	9/1/09		18,665	18,665
Harris County TX Health Fac. Dev. Corp. Rev. (St. Luke's Episcopal Hosp.) VRDO	0.130%	9/1/09		20,125	20,125
1 Houston TX Util. System Rev. TOB VRDO	0.340%	9/8/09	LOC	4,150	4,150
1 Houston TX Util. System Rev. TOB VRDO	0.440%	9/8/09	(13)	8,000	8,000
1 New Caney TX ISD GO TOB VRDO	0.890%	9/8/09	(4)	4,710	4,710
1 Northside TX Independent School Dist. GO TOB VRDO	0.290%	9/8/09		5,225	5,225
Texas Dept. of Transp. State Highway Fund Rev. CP	0.400%	9/22/09		10,000	10,000
Texas Dept. of Transp. State Highway Fund Rev. CP	0.500%	11/17/09		15,000	15,000
1 Texas GO Municipal Services Trust TOB VRDO	0.340%	9/8/09		35,000	35,000
1 Texas GO TOB VRDO	0.290%	9/8/09		12,425	12,425
Texas Small Business Industrial Dev. Corp. (Texas Public Fac. Capital Access) VRDO	0.340%	9/8/09	LOC	8,565	8,565
1 Texas State Transp. Comm. TOB VRDO	0.240%	9/8/09		1,520	1,520
Texas Transp. Comm. Mobility Fund VRDO	0.260%	9/8/09		40,775	40,775
1 Tyler TX Independent School Dist. GO TOB VRDO	0.540%	9/8/09	(4)	4,755	4,755
1 Univ. of Texas Permanent Univ. Fund Rev. TOB VRDO	0.290%	9/8/09		9,985	9,985
West Side Calhoun County TX Dev. (British Petroleum) VRDO	0.180%	9/1/09		13,800	13,800
					217,200
Utah (3.0%)
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.130%	9/1/09		28,400	28,400
Murray UT Hosp. Rev. (IHC Health Services) VRDO	0.130%	9/1/09		3,120	3,120
Utah Transit Auth. Sales Tax Rev. VRDO	0.100%	9/1/09	LOC	26,000	26,000
Utah Transit Auth. Sales Tax Rev. VRDO	0.120%	9/1/09	LOC	17,500	17,500
					75,020
Vermont (1.2%)
Vermont Educ. & Health Buildings Agency Rev. (Middlebury College) VRDO	0.130%	9/8/09		17,825	17,825
Vermont Housing Finance Agency Single Family VRDO	0.210%	9/8/09		11,980	11,980
					29,805
Virginia (2.0%)
Albemarle County VA Econ. Dev. Auth. Hosp. Rev. (Martha Jefferson Hosp.) VRDO	0.260%	9/8/09	LOC	3,000	3,000

Municipal Cash Management Fund

					Face	Market
			Maturity		Amount	Value•
		Coupon	Date		($000)	($000)
	Alexandria VA IDA Rev. (Institute for Defense Analyses Project) VRDO	0.340%	9/8/09	(2)LOC	10,000	10,000
	Farmville VA IDA Education Fac. Rev. (Longwood Student Housing Project) VRDO	0.330%	9/8/09	(12)	17,647	17,647
1	Univ. of Virginia TOB VRDO	0.290%	9/8/09		6,600	6,600
	Virginia College Building Auth. Educ. Fac. Rev. (21st Century College) VRDO	0.200%	9/1/09		3,400	3,400
	Virginia Commonwealth Univ. Health System Auth. Rev.	0.180%	9/1/09	LOC	10,000	10,000
						50,647
Washington (4.5%)
1	Seattle WA Water System Rev. TOB VRDO	0.280%	9/8/09	(4)	5,060	5,060
1	Washington GO TOB VRDO	0.320%	9/8/09		7,995	7,995
	Washington Health Care Fac. Auth. (Multicare Health System) VRDO	0.200%	9/1/09	(4)	53,860	53,860
1	Washington Health Care Fac. Auth. (Peace Health) TOB VRDO	0.290%	9/8/09		7,315	7,315
	Washington Health Care Fac. Auth. (Southwest Washington Medical Center) VRDO	0.400%	9/8/09	LOC	23,445	23,445
	Washington Public Power Supply System Rev. (Nuclear Project) VRDO	0.300%	9/8/09	LOC	15,100	15,100
						112,775
West Virginia (0.3%)
	West Virginia Hosp. Finance Auth. Rev. (United Health Systems) VRDO	0.140%	9/1/09	LOC	8,000	8,000

Wisconsin (2.0%)
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.130%	9/1/09	LOC	2,000	2,000
	Univ. of Wisconsin Hosp. & Clinics Auth. Rev. VRDO	0.200%	9/8/09	LOC	2,450	2,450
	Wisconsin Health & Educ. Fac. Auth. Rev. (Edgewood College) TOB VRDO	0.180%	9/1/09	LOC	7,025	7,025
	Wisconsin Health & Educ. Fac. Auth. Rev. (Gundersen Lutheran) VRDO	0.230%	9/8/09	LOC	10,000	10,000
	Wisconsin Health & Educ. Fac. Auth. Rev. (Meriter Hosp. Inc.) VRDO	0.180%	9/1/09	LOC	29,240	29,240

						50,715
Total Investments (100.5%) (Cost $2,529,204)						2,529,204
Other Assets and Liabilities (-0.5%)
Other Assets						23,450
Liabilities						(35,067)
						(11,617)

Net Assets (100%)
Applicable to 2,517,473,540 outstanding $.001 par value shares of beneficial interest (unlimited authorization)						2,517,587

Net Asset Value Per Share						$1.00

At August 31, 2009, net assets consisted of:

						Amount
						($000)
Paid-in Capital						2,517,587
Undistributed Net Investment Income						—
Accumulated Net Realized Gains						—
Net Assets						2,517,587

• See Note A in Notes to Financial Statements.
1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2009, the aggregate value of these securities was $506,975,000, representing 20.1% of net assets.

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Key to Abbreviations

ARS - Auction Rate Security.

BAN - Bond Anticipation Note.

COP - Certificate of Participation.

CP - Commercial Paper.

FR - Floating Rate.

GAN - Grant Anticipation Note.

GO - General Obligation Bond.

IDA - Industrial Development Authority Bond.

IDR - Industrial Development Revenue Bond.

PCR - Pollution Control Revenue Bond.

PUT - Put Option Obligation.

RAN - Revenue Anticipation Note.

TAN - Tax Anticipation Note.

TOB - Tender Option Bond.

TRAN - Tax Revenue Anticipation Note.

UFSD - Union Free School District.

USD - United School District.

VRDO - Variable Rate Demand Obligation.

(ETM) - Escrowed to Maturity.

(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:

(1) MBIA (Municipal Bond Investors Assurance).

(2) AMBAC (Ambac Assurance Corporation).

(3) FGIC (Financial Guaranty Insurance Company).

(4) FSA (Financial Security Assurance).

(5) BIGI (Bond Investors Guaranty Insurance).

(6) Connie Lee Inc.

(7) FHA (Federal Housing Authority).

(8) CapMAC (Capital Markets Assurance Corporation).

(9) American Capital Access Financial Guaranty Corporation.

(10) XL Capital Assurance Inc.

(11) CIFG (CDC IXIS Financial Guaranty).

(12) Assured Guaranty Corp.

(13) Berkshire Hathaway Assurance Corp.

(14) National Public Finance Guarantee Corp.

The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

Municipal Cash Management Fund

Statement of Operations

Year Ended
August 31, 2009
($000)
Investment Income
Income
Interest	15,213
Total Income	15,213
Expenses
The Vanguard Group—Note B
Management and Administrative	177
Total Expenses	177
Net Investment Income	15,036
Realized Net Gain (Loss) on Investment Securities Sold	100
Net Increase (Decrease) in Net Assets Resulting from Operations	15,136

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Statement of Changes in Net Assets

	Year Ended August 31,
	2009	2008
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	15,036	38,763
Realized Net Gain (Loss)	100	(35)
Net Increase (Decrease) in Net Assets Resulting from Operations	15,136	38,728
Distributions
Net Investment Income	(15,036)	(38,763)
Realized Capital Gain	—	—
Total Distributions	(15,036)	(38,763)
Capital Share Transactions (at $1.00)
Issued	2,907,301	6,160,244
Issued in Lieu of Cash Distributions	15,036	38,763
Redeemed	(2,158,231)	(5,730,659)
Net Increase (Decrease) from Capital Share Transactions	764,106	468,348
Total Increase (Decrease)	764,206	468,313
Net Assets
Beginning of Period	1,753,381	1,285,068
End of Period	2,517,587	1,753,381

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Financial Highlights

For a Share Outstanding				Year Ended August 31,
Throughout Each Period	2009	2008	2007	2006	2005
Net Asset Value, Beginning of
Period	$1.00	$1.00	$1.00	$1.00	$1.00
Investment Operations
Net Investment Income	.010	.025	.036	.032	.020
Net Realized and Unrealized Gain
(Loss) on Investments	—	—	—	—	—
Total from Investment Operations	.010	.025	.036	.032	.020
Distributions
Dividends from Net Investment
Income	(.010)	(.025)	(.036)	(.032)	(.020)
Distributions from Realized Capital
Gains	—	—	—	—	—
Total Distributions	(.010)	(.025)	(.036)	(.032)	(.020)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00

Total Return	1.04%	2.50%	3.71%	3.20%	2.03%

Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$2,518	$1,753	$1,285	$2,036	$2,106
Ratio of Total Expenses to Average
Net Assets	0.01%	0.01%	0.01%	0.02%	0.02%
Ratio of Net Investment Income to
Average Net Assets	0.85%	2.42%	3.64%	3.16%	2.35%

See accompanying Notes, which are an integral part of the Financial Statements.

Municipal Cash Management Fund

Notes to Financial Statements

Vanguard Municipal Cash Management Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund has been established by Vanguard as a cash management vehicle solely available for investment by the Vanguard funds and certain trusts and accounts managed by Vanguard or its affiliates. The fund invests in a variety of high-quality short-term municipal securities; the issuers’ abilities to meet their obligations may be affected by economic and political developments in a specific state or region.

A. The following significant accounting policies conform to generally accepted accounting principles for U.S. mutual funds. The fund consistently follows such policies in preparing its financial statements.

1. Security Valuation: Securities are valued at amortized cost, which approximates market value.

2. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute all of its income. Management has analyzed the fund's tax positions taken for all open federal income tax years (August 31, 2006–2009), and has concluded that no provision for federal income tax is required in the fund's financial statements.

3. Distributions: Distributions from net investment income are declared daily and paid on the first business day of the following month.

4. Other: Interest income is accrued daily. Premiums and discounts on debt securities purchased are amortized and accreted, respectively, to interest income over the lives of the respective securities. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

B. The Vanguard Group provides investment advisory, corporate management, administrative services at cost and pays for all other operating expenses, except for taxes. The fund’s trustees and officers are also directors and officers of Vanguard.

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.

Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At August 31, 2009, 100% of the fund's investments were valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, securities valued at amortized cost are considered to be valued using Level 2 inputs.

D. In preparing the financial statements as of August 31, 2009, management considered the impact of subsequent events occurring through October 15, 2009, for potential recognition or disclosure in these financial statements.

Special 2009 tax information (unaudited) for Vanguard CMT Funds

The Municipal Cash Management Fund designates 100% of its income dividends as exempt-interest dividends.

For nonresident alien shareholders invested in Market Liquidity Fund, 84.7% of income dividends are interest-related dividends.

Report of Independent Registered Public Accounting Firm

To the Trustees of Vanguard CMT Funds and the Shareholders of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund:

In our opinion, the accompanying statements of net assets and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Vanguard Market Liquidity Fund and Vanguard Municipal Cash Management Fund (the "Funds") at August 31, 2009, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2009 by correspondence with the custodians and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania

October 15, 2009

ABOUT YOUR FUND’S EXPENSES

As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.

A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below illustrates your fund’s costs in two ways:

• Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the fund’s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading “Expenses Paid During Period.”

• Based on hypothetical 5% yearly return. This section is intended to help you compare your fund’s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value Ending Account Value		Expenses Paid
	February 28, 2009	August 31, 2009	During Period[1]
Based on Actual Fund
Return
Market Liquidity	$1,000.00	$1,001.98	$0.03
Municipal Cash Management	$1,000.00	$1,002.02	$0.05

Based on Hypothetical 5%
Yearly Return
Market Liquidity	$1,000.00	$1,025.18	$0.03
Municipal Cash Management	$1,000.00	$1,025.16	$0.05

1The calculations are based on expenses incurred in the most recent six-month period. The funds' annualized six-month expense ratios for that period are: for the Market Liquidity Fund, 0.005%; for the Municipal Cash Management Fund, 0.01%; The dollar amounts shown as "Expenses Paid" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period.

Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any account service fee described in the prospectus. If such a fee were applied to your account, your costs would be higher. Your fund does not charge transaction fees, such as purchase or redemption fees, nor does it carry a “sales load.”

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Expense Ratios[1] :
Your Fund compared with its Peer Group

	Fund	Institutional
	Expense	Money Market
Vanguard CMT Funds	Ratio	Funds Average

Market Liquidity	0.005%	0.44%
Municipal Cash Management	0.01	--

1 The expense ratios shown are from the prospectuses dated December 15, 2008, and represent estimated cost for the current fiscal year based on the fund’s net assets as of the prospectus date. The expense ratios for the fiscal year ended August 31, 2009, the annualized expense ratios were 0.005% for the Market Liquidity Fund and 0.01% for the Municipal Cash Management Fund. The peer-group expense ratio is derived from data provided by Lipper Inc. and captures information through year-end 2008.

The People Who Govern Your Fund

The trustees of your mutual fund are there to see that the fund is operated and managed in your best interests since, as a shareholder, you are a part owner of the fund. Your fund’s trustees also serve on the board of directors of The Vanguard Group, Inc., which is owned by the Vanguard funds and provides services to them on an at-cost basis.

A majority of Vanguard’s board members are independent, meaning that they have no affiliation with Vanguard or the funds they oversee, apart from the sizable personal investments they have made as private individuals. The independent board members have distinguished backgrounds in business, academia, and public service. Each of the trustees and executive officers oversees 157 Vanguard funds.

The following table provides information for each trustee and executive officer of the fund. More information about the trustees is in the Statement of Additional Information, which can be obtained, without charge, by contacting Vanguard at 800-662-7447, or online at www.vanguard.com.

Interested Trustees

John J. Brennan1

Born 1954. Trustee Since May 1987. Chairman of the Board. Principal Occupation(s) During the Past Five Years: Chairman of the Board and Director/Trustee of The Vanguard Group, Inc., and of each of the investment companies served by The Vanguard Group; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group (1996–2008); Chairman of the Financial Accounting Foundation; Governor of the Financial Industry Regulatory Authority (FINRA); Director of United Way of Southeastern Pennsylvania.

F. William McNabb III1

Born 1957. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: Director of The Vanguard Group, Inc., since 2008; Chief Executive Officer and President of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2008; Director of Vanguard Marketing Corporation; Managing Director of The Vanguard Group (1995–2008).

Independent Trustees

Charles D. Ellis

Born 1937. Trustee Since January 2001. Principal Occupation(s) During the Past Five Years: Applecore Partners (pro bono ventures in education); Senior Advisor to Greenwich Associates (international business strategy consulting); Successor Trustee of Yale University; Overseer of the Stern School of Business at New York University; Trustee of the Whitehead Institute for Biomedical Research.

Emerson U. Fullwood

Born 1948. Trustee Since January 2008. Principal Occupation(s) During the Past Five Years: Retired Executive Chief Staff and Marketing Officer for North America and Corporate Vice President of Xerox Corporation (photocopiers and printers); Director of SPX Corporation (multi-industry manufacturing), the United Way of Rochester, the Boy Scouts of America, Amerigroup Corporation (direct health and medical insurance carriers), and Monroe Community College Foundation.

Rajiv L. Gupta

Born 1945. Trustee Since December 2001.2 Principal Occupation(s) During the Past Five Years: Retired Chairman and Chief Executive Officer of Rohm and Haas Co. (chemicals); President of Rohm and Haas Co. (2006–2008); Board Member of American Chemistry Council; Director of Tyco International, Ltd. (diversified manufacturing and services) and Hewlett-Packard Co. (electronic computer manufacturing); Trustee of The Conference Board.

Amy Gutmann

Born 1949. Trustee Since June 2006. Principal Occupation(s) During the Past Five Years: President of the University of Pennsylvania; Christopher H. Browne Distinguished Professor of Political Science in the School of Arts and Sciences with Secondary Appointments at the Annenberg School for Communication and the Graduate School of Education of the University of Pennsylvania; Director of Carnegie Corporation of New York, Schuylkill River Development Corporation, and Greater Philadelphia Chamber of Commerce; Trustee of the National Constitution Center.

JoAnn Heffernan Heisen

Born 1950. Trustee Since July 1998. Principal Occupation(s) During the Past Five Years: Retired Corporate Vice President, Chief Global Diversity Officer, and Member of the Executive Committee of Johnson & Johnson (pharmaceuticals/consumer products); Vice President and Chief Information Officer of Johnson & Johnson (1997–2005); Director of the University Medical Center at Princeton and Women’s Research and Education Institute.

André F. Perold

Born 1952. Trustee Since December 2004. Principal Occupation(s) During the Past Five Years: George Gund Professor of Finance and Banking, Harvard Business School; Director and Chairman of UNX, Inc. (equities trading firm); Chair of the Investment Committee of HighVista Strategies LLC (private investment firm).

Alfred M. Rankin, Jr.

Born 1941. Trustee Since January 1993. Principal Occupation(s) During the Past Five Years: Chairman, President, Chief Executive Officer, and Director of NACCO Industries, Inc. (forklift trucks/housewares/ lignite); Director of Goodrich Corporation (industrial products/aircraft systems and services).

Peter F. Volanakis

Born 1955. Trustee Since July 2009. Principal Occupation(s) During the Past Five Years: President since 2007 and Chief Operating Officer since 2005 of Corning Incorporated (communications equipment); President of Corning Technologies (2001–2005); Director of Corning Incorporated and Dow Corning; Trustee of the Corning Incorporated Foundation and the Corning Museum of Glass; Overseer of the Amos Tuck School of Business Administration at Dartmouth College.

Executive Officers

Thomas J. Higgins1

Born 1957. Chief Financial Officer Since September 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Chief Financial Officer of each of the investment companies served by The Vanguard Group since 2008; Treasurer of each of the investment companies served by The Vanguard Group (1998–2008).

Kathryn J. Hyatt1

Born 1955. Treasurer Since November 2008. Principal Occupation(s) During the Past Five Years: Principal of The Vanguard Group, Inc.; Treasurer of each of the investment companies served by The Vanguard Group since 2008; Assistant Treasurer of each of the investment companies served by The Vanguard Group (1988–2008).

Heidi Stam1

Born 1956. Secretary Since July 2005. Principal Occupation(s) During the Past Five Years: Managing Director of The Vanguard Group, Inc., since 2006; General Counsel of The Vanguard Group since 2005; Secretary of The Vanguard Group and of each of the investment companies served by The Vanguard Group since 2005; Director and Senior Vice President of Vanguard Marketing Corporation since 2005; Principal of The Vanguard Group (1997–2006).

Vanguard Senior Management Team

R. Gregory Barton
Mortimer J. Buckley
Kathleen C. Gubanich
Paul A. Heller

Michael S. Miller
James M. Norris
Glenn W. Reed
George U. Sauter

Founder

John C. Bogle

Chairman and Chief Executive Officer, 1974–1996

1 These individuals are “interested persons” as defined in the Investment Company Act of 1940.

2 December 2002 for Vanguard Equity Income Fund, Vanguard Growth Equity Fund, the Vanguard Municipal Bond Funds, and the Vanguard State Tax-Exempt Funds.

© 2009 The Vanguard Group, Inc. All rights reserved.

Vanguard Marketing Corporation, Distributor.

CMTO 102009

Item 2: Code of Ethics. The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions. The Code of Ethics was amended during the reporting period covered by this report to make certain technical, non-material changes.

Item 3: Audit Committee Financial Expert. The following members of the Audit Committee have been determined by the Registrant’s Board of Trustees to be Audit Committee Financial Experts serving on its Audit Committee, and to be independent: Charles D. Ellis, Rajiv L. Gupta, JoAnn Heffernan Heisen, André F. Perold, and Alfred M. Rankin, Jr.

Item 4: Principal Accountant Fees and Services.

(a) Audit Fees.

Audit Fees of the Registrant

Fiscal Year Ended August 31, 2009: $35,000
Fiscal Year Ended August 31, 2008: $35,000

Aggregate Audit Fees of Registered Investment Companies in the Vanguard Group.

Fiscal Year Ended August 31, 2009: $3,354,640 Fiscal Year Ended August 31, 2008: $3,055,590

(b) Audit-Related Fees.

Fiscal Year Ended August 31, 2009: $876,210
Fiscal Year Ended August 31, 2008: $626,240

Includes fees billed in connection with assurance and related services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(c) Tax Fees.

Fiscal Year Ended August 31, 2009: $423,070
Fiscal Year Ended August 31, 2008: $230,400

Includes fees billed in connection with tax compliance, planning and advice services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group and related to income and excise taxes.

(d) All Other Fees.

Fiscal Year Ended August 31, 2009: $0
Fiscal Year Ended August 31, 2008: $0

Includes fees billed for services related to risk management and privacy matters. Services were provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(e) (1) Pre-Approval Policies. The policy of the Registrant’s Audit Committee is to consider and, if appropriate, approve before the principal accountant is engaged for such services, all specific audit and non-audit services provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; and (4) other registered investment companies in the Vanguard Group. In making a determination, the Audit Committee considers whether the services are consistent with maintaining the principal accountant’s independence.

     In the event of a contingency situation in which the principal accountant is needed to provide services in between scheduled Audit Committee meetings, the Chairman of the Audit Committee would be called on to consider and, if appropriate, pre-approve audit or permitted non-audit services in an amount sufficient to complete services through the next Audit Committee meeting, and to determine if such services would be consistent with maintaining the accountant’s independence. At the next scheduled Audit Committee meeting, services and fees would be presented to the Audit Committee for formal consideration, and, if appropriate, approval by the entire Audit Committee. The Audit Committee would again consider whether such services and fees are consistent with maintaining the principal accountant’s independence.

     The Registrant’s Audit Committee is informed at least annually of all audit and non-audit services provided by the principal accountant to the Vanguard complex, whether such services are provided to: (1) the Registrant; (2) The Vanguard Group, Inc.; (3) other entities controlled by The Vanguard Group, Inc. that provide ongoing services to the Registrant; or (4) other registered investment companies in the Vanguard Group.

     (2) No percentage of the principal accountant’s fees or services were approved pursuant to the waiver provision of paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) For the most recent fiscal year, over 50% of the hours worked under the principal accountant’s engagement were not performed by persons other than full-time, permanent employees of the principal accountant.

(g) Aggregate Non-Audit Fees.

Fiscal Year Ended August 31, 2009: $423,070
Fiscal Year Ended August 31, 2008: $230,400

Includes fees billed for non-audit services provided to the Registrant, The Vanguard Group, Inc., Vanguard Marketing Corporation, and other registered investment companies in the Vanguard Group.

(h) For the most recent fiscal year, the Audit Committee has determined that the provision of all non-audit services was consistent with maintaining the principal accountant’s independence.

Item 5: Not Applicable.

Item 6: Not Applicable.

Item 7: Not Applicable.

Item 8: Not Applicable.

Item 9: Not Applicable.

Item 10: Not Applicable.

Item 11: Controls and Procedures.

     (a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant's Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

     (b) Internal Control Over Financial Reporting. There were no significant changes in Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Exhibits.

(a) Code of Ethics.

(b) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	October 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD CMT FUNDS

BY:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date:	October 22, 2009
VANGUARD CMT FUNDS
/s/ THOMAS J. HIGGINS*
BY:	THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: October 22, 2009

*By: /s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on July 24, 2009, see File Number 2-88373, and a Power of Attorney filed on October 16, 2009, see File Number 2-52698, both Incorporated by Reference.